Subsequent Events - Additional Information (Detail) - USD ($)	1 Months Ended			3 Months Ended
	Mar. 29, 2016	Jan. 31, 2016	Jan. 21, 2016	Mar. 31, 2016	Jul. 01, 2016	Dec. 31, 2015	Nov. 30, 2015	Dec. 31, 2014	Jan. 31, 2014
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			1,416,668
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 1.79				$ 2.54		$ 30.40
Preferred Stock, Par or Stated Value Per Share				$ 0.001		$ 0.001		$ 0.001
Convertible Preferred Stock, Terms of Conversion			(a) the conversion price then in effect or (b) 65% of the volume weighted average price of the Companys common stock for ten consecutive days prior to the applicable conversion date.
Preferred Stock, Redemption Terms			(i) on or prior to March 26, 2016, in an amount equal to 126% of the aggregate stated value then outstanding, (ii) after March 26, 2016 and on or prior to July 26, 2016, in an amount equal to 144% of the aggregate stated value then outstanding and (iii) after July 26, 2016, in an amount equal to 150% of the aggregate stated value then outstanding.
Percentage of Investors Subscription Amount			85.00%
Warrants Exercisable Term			5 years
Conversion of Stock, Description			Until the Company obtains the Shareholder Approval, the conversion of the Series C Preferred Stock is limited to 19.99% of the currently outstanding common stock. Additionally, until the Series C Preferred Stock is no longer outstanding, the Investors may participate in future offerings for up to 50% of the amount of such offerings.
Commission Of Placement Agent, Percentage			10.00%
Commission Of Placement Agent, Value			$ 250,000
Common Stock [Member]
Subsequent Event [Line Items]
Conversion Price Per Share			$ 1.50
Investor [Member]
Subsequent Event [Line Items]
Legal Fees			$ 25,000	$ 50,000
Series C Preferred Stock [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues			2,500
Conversion Price Per Share			$ 1.50
Preferred Stock, Par or Stated Value Per Share			$ 1,000
Stock Issued During Period, Value, New Issues			$ 2,500,000
Conversion of Stock, Shares Converted			1,666,668
Subsequent Event
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		1.79
Convertible Preferred Stock, Terms of Conversion		(a) the conversion price then in effect or (b) 65% of the volume weighted average price of the Companys common stock for ten consecutive days prior to the applicable conversion date.
Preferred Stock, Redemption Terms		(i) on or prior to March 26, 2016, in an amount equal to 126% of the aggregate stated value then outstanding, (ii) after March 26, 2016 and on or prior to July 26, 2016, in an amount equal to 144% of the aggregate stated value then outstanding and (iii) after July 26, 2016, in an amount equal to 150% of the aggregate stated value then outstanding.
Percentage of Investors Subscription Amount		85.00%
Warrants Exercisable Term		5 years
Conversion of Stock, Description		Until the Company obtains the Shareholder Approval, the conversion of the Series C Preferred Stock is limited to 19.99% of the currently outstanding common stock. Additionally, until the Series C Preferred Stock is no longer outstanding, the Investors may participate in future offerings for up to 50% of the amount of such offerings.
Commission Of Placement Agent, Percentage		10.00%
Commission Of Placement Agent, Value		$ 250,000
Cash Reserve Deposit Required and Made	$ 1,000,000				$ 1,000,000
Subsequent Event | Common Stock [Member]
Subsequent Event [Line Items]
Conversion Price Per Share		$ 1.50
Subsequent Event | Third Amendment [Member]
Subsequent Event [Line Items]
Revenue Recognition of Participants Under Proportionate Share Agreement Description	100% of net revenues, as defined to allow for certain transaction and related expenses (Net Revenues), will be applied to the Fortress Notes until paid in full. Thereafter, 75% of Net Revenues will be applied to the Revenue Stream until $5,000,000 has been paid, then 50% of Net Revenues will be applied to the Revenue Stream until an additional $6,284,538 has been paid.
Subsequent Event | Investor [Member]
Subsequent Event [Line Items]
Legal Fees		$ 25,000
Subsequent Event | Maximum [Member]
Subsequent Event [Line Items]
Cash Reserve Deposit Required and Made	$ 1,000,000				1,000,000
Subsequent Event | Minimum [Member]
Subsequent Event [Line Items]
Cash Reserve Deposit Required and Made	$ 200,000				$ 200,000
Subsequent Event | Series C Preferred Stock [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues		2,500
Conversion Price Per Share		$ 1.50
Preferred Stock, Par or Stated Value Per Share		$ 1,000
Stock Issued During Period, Value, New Issues		$ 2,500,000
Conversion of Stock, Shares Converted		1,666,668